Redeemable non-controlling interests - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Accretion to redemption value of redeemable noncontrolling interests			$ (1,809)
Percentage of redeemable noncontrolling interest per annum			5.00%	5.00%
ECARX (Zhejiang) Technology Co., Ltd
Redeemable Noncontrolling Interest [Line Items]
Accretion to redemption value of redeemable noncontrolling interests	$ 44,196	¥ 300,000
Minority interest ownership percentage by noncontrolling owner	30.00%	30.00%	26.39%	26.39%
Redeemable noncontrolling interest, remittance amount			$ 14,638	¥ 100,000